Carrying Amounts and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value measurements, recurring basis
Assets measured at fair value on a recurring basis as of December 31, 2016 are summarized below.

Assets:	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$998,000	$—
SBA Bonds	—	101,906,059	—
Tax Exempt Municipal Bonds	—	71,535,149	—
Taxable Municipal Bonds	—	1,991,130	—
Mortgage-Backed Securities	—	185,261,091	—
Equity Securities	—	368,000	—
Total	$—	$362,059,429	$—

(23)         Carrying Amounts and Fair Value of Financial Instruments, Continued

Assets measured at fair value on a recurring basis as of December 31, 2015 are summarized below.

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$1,932,088	$—
FFCB Securities	—	1,987,936	—
FNMA Bonds	—	1,004,331	—
SBA Bonds	—	111,416,782	—
Tax Exempt Municipal Bonds	—	76,065,619	—
Mortgage-Backed Securities	—	182,797,212	—
Equity Securities	—	309,902	—
Total	$—	$375,513,870	$—

Fair value measurements, nonrecurring basis
The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2016 and 2015, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets:	Level 1	Level 2	Level 3	December 31, 2016
Mortgage Loans Held For Sale	$—	$4,243,907	$—	$4,243,907
Collateral Dependent Impaired Loans (1)	—	—	8,313,745	8,313,745
Foreclosed Assets	—	—	2,721,214	2,721,214
Total	$—	$4,243,907	$11,034,959	$15,278,866

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF $14,289

Assets:	Level 1	Level 2	Level 3	December 31, 2015
Mortgage Loans Held For Sale	$—	$2,462,559	$—	$2,462,559
Collateral Dependent Impaired Loans (1)	—	—	12,565,728	12,565,728
Foreclosed Assets	—	—	4,361,411	4,361,411
Total	$—	$2,462,559	$16,927,139	$19,389,698

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF

Significant unobservable inputs used in the fair value measurements
For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis, the significant unobservable inputs used in the fair value measurements were as follows as of December 31, 2016:

		Valuation	Significant
	Fair Value	Technique	Unobservable Inputs	Range

Collateral Dependent Impaired Loans	$8,313,745	Appraised Value	Discount Rates/ Discounts to Appraised Values	0% - 24%
Foreclosed Assets	$2,721,214	Appraised Value/Comparable Sales	Discount Rates/ Discounts to Appraised Values	16% - 100%

Summary of the carrying value and estimated fair value of financial instruments
The following tables summarize the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2016 and 2015 presented in accordance with the applicable accounting guidance.

	December 31, 2016
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and Cash Equivalents	$9,375	$9,375	$9,375	$—	$—
Certificates of Deposits with Other Banks	2,445	2,445	—	2,445	—
Investment and Mortgage-Backed Securities	387,643	387,430	—	387,430	—
Loans Receivable, Net	359,723	357,457	—	—	357,457
FHLB Stock	2,777	2,777	2,777	—	—

Financial Liabilities:
Deposits:
Checking, Savings and Money Market Accounts	$438,559	$438,559	$438,559	$—	$—
Certificate Accounts	215,545	214,149	—	214,149	—
Advances From FHLB	48,395	48,153	—	48,153	—
Other Borrowed Money	9,338	9,338	9,338	—	—
Note Payable	13,000	13,000	—	13,000	—
Junior Subordinated Debentures	5,155	5,155	—	5,155	—
Senior Convertible Debentures	6,084	6,084	—	6,084	—